Average Annual Total Returns - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Communication Services Portfolio	Apr. 29, 2024
VIP Communication Services Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	57.24%
Past 5 years	15.14%
Past 10 years	9.75%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1526
Average Annual Return:
Past 1 year	44.41%
Past 5 years	10.70%
Past 10 years	6.90%